Restricted Cash (Details) - ZAR (R) R in Millions	Jun. 30, 2023	Jun. 30, 2022
Environmental Guarantees And Rehabilitation
Restricted Cash and Investments [Abstract]
Restricted cash	R 183	R 152
Silicosis Settlement
Restricted Cash and Investments [Abstract]
Restricted cash	225	116
PNG Operations
Restricted Cash and Investments [Abstract]
Restricted cash	45	29
Other Restricted Cash
Restricted Cash and Investments [Abstract]
Restricted cash	R 22	R 22